CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Redeemable Noncontrolling Interests	Total IAC Shareholders' Equity	Common Stock Common Stock	Common Stock Class B Convertible Common Stock	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Noncontrolling Interests
Balance at beginning of period at Dec. 31, 2013	$ 1,729,401			$ 1,686,736	$ 251	$ 16	$ 11,562,567	$ (32,735)	$ (13,046)	$ (9,830,317)	$ 42,665
Balance at the beginning of the period (in shares) at Dec. 31, 2013					250,982	16,157
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period	414,873			414,873				414,873
Other comprehensive income (loss), net of tax	(74,551)			(74,654)					(74,654)		103
Stock-based compensation expense	59,076			59,362			59,362				(286)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	1,628			1,628	$ 1		(167,340)			168,967
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					1,188
Income tax benefit related to stock-based awards	37,451			37,451			37,451
Dividends	(96,577)			(96,577)			(39,557)	(57,020)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value	(27,750)			(37,119)			(37,119)				9,369
Repurchase of stock-based awards / Purchase of noncontrolling interests / Purchase of redeemable noncontrolling interests	(50,662)										(50,662)
Other	253			253			253
Balance at end of period at Dec. 31, 2014	1,993,142			1,991,953	$ 252	$ 16	11,415,617	325,118	(87,700)	(9,661,350)	1,189
Balance at the end of the period (in shares) at Dec. 31, 2014					252,170	16,157
Balance at the beginning of period at Dec. 31, 2013			$ 42,861
Increase (Decrease) in Temporary Equity
Net (loss) earnings for period			(5,643)
Other comprehensive loss, net of tax			(914)
Stock-based compensation expense			558
Noncontrolling interests related to acquisitions			17,886
Purchase of redeemable noncontrolling interests			(41,743)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			27,750
Other			(328)
Balance at the end of period at Dec. 31, 2014			40,427
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period	121,111			119,472				119,472			1,639
Other comprehensive income (loss), net of tax	(64,403)			(64,403)					(64,403)
Stock-based compensation expense	92,493			87,685			87,685				4,808
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(37,731)			(37,731)	$ 2		(37,733)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					1,845
Income tax benefit related to stock-based awards	44,577			44,577			44,577
Dividends	(113,196)			(113,196)				(113,196)
Purchase of treasury stock	(200,000)	$ (200,000)		(200,000)						(200,000)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value	(23,155)			(23,155)			(23,155)
Repurchase of stock-based awards / Purchase of noncontrolling interests / Purchase of redeemable noncontrolling interests	(23,431)										(23,431)
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes / Noncontrolling interests related to Match Group IPO, net of fees	428,283										428,283
Transfer from noncontrolling interests to redeemable noncontrolling interests	(1,189)										(1,189)
Other	(676)			(676)			(676)
Balance at end of period at Dec. 31, 2015	2,215,825			1,804,526	$ 254	$ 16	11,486,315	331,394	(152,103)	(9,861,350)	411,299
Balance at the end of the period (in shares) at Dec. 31, 2015					254,015	16,157
Increase (Decrease) in Temporary Equity
Net (loss) earnings for period			(7,737)
Other comprehensive loss, net of tax			(1,301)
Stock-based compensation expense			6,725
Purchase of redeemable noncontrolling interests			(32,207)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			23,155
Transfer from noncontrolling interests to redeemable noncontrolling interests			1,189
Other			140
Balance at the end of period at Dec. 31, 2015	30,391		30,391
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period	(12,302)			(41,280)				(41,280)			28,978
Other comprehensive income (loss), net of tax	(42,027)			(35,151)					(35,151)		(6,876)
Stock-based compensation expense	94,724			50,201			50,201				44,523
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(770)			(770)	$ 2		(772)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					1,657
Income tax benefit related to stock-based awards	49,406			49,406			49,406
Purchase of treasury stock	(315,250)	$ (315,300)		(315,250)						(315,250)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value	(7,560)			(7,560)			(7,560)
Repurchase of stock-based awards / Purchase of noncontrolling interests / Purchase of redeemable noncontrolling interests	(211)										(211)
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes / Noncontrolling interests related to Match Group IPO, net of fees	10,224										10,224
Reallocation of accumulated other comprehensive loss (income) related to the noncontrolling interests created in the Match Group IPO	0			363,638			342,507		21,131		(363,638)
Changes in noncontrolling interests of Match Group due to the issuance of its common stock	0			(7,691)			(7,691)				7,691
Noncontrolling interests created in an acquisition	22,033			12,222			12,222				9,811
Other	(3,422)			(3,069)			(3,069)				(353)
Balance at end of period at Dec. 31, 2016	2,010,670			$ 1,869,222	$ 256	$ 16	$ 11,921,559	$ 290,114	$ (166,123)	$ (10,176,600)	$ 141,448
Balance at the end of the period (in shares) at Dec. 31, 2016					255,672	16,157
Increase (Decrease) in Temporary Equity
Net (loss) earnings for period			(3,849)
Other comprehensive loss, net of tax			385
Stock-based compensation expense			1,632
Purchase of redeemable noncontrolling interests			(2,529)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			7,921
Other			(1,124)
Balance at the end of period at Dec. 31, 2016	$ 32,827		$ 32,827